Income Taxes - Aggregate Amount and Per Share Effect of the Tax Holiday (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Income Taxes
Aggregate	¥ 1,850	$ 265	¥ 12,407	¥ 6,807
Per share effect-basic | (per share)	¥ 0.01	$ 0	¥ 0.04	¥ 0.02
Per share effect-diluted | (per share)	¥ 0.01	$ 0	¥ 0.04	¥ 0.02